Close-down and restoration provisions - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)
Disclosure of other provisions [Line Items]
Discount rate used to measure liabilities	0.020			0.015
Average period of underlying cash flows (in years)	30 years
Remaining lives of operations and infrastructure present closure obligation	14 years
Provisions	$ 1,558	$ 2,492		$ 1,658
Bottom of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	one
Top of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	50 years
Restructuring provision
Disclosure of other provisions [Line Items]
Decreasing provision	$ 700
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions	17,150	14,542		$ 15,759
Closure discount rate			0.020	0.015
Kennecott
Disclosure of other provisions [Line Items]
Environmental loss contingencies, gross	700
Ranger Uranium Mine
Disclosure of other provisions [Line Items]
Closure liabilities	$ 850	$ 510